Share-based compensation	12 Months Ended
Sep. 30, 2025
Share-Based Payment Arrangement [Abstract]
Share-based compensation

17. Share-based compensation

Restricted share units granted upon 2024 Plan

On October 31, 2024, the Board approved the 2024 Equity Incentive Plan (the “2024 Plan”), under which, the Board adopt an equity incentive plan for the purpose of attracting and retaining services of the best available personnel, providing additional incentives to employees, officers, directors and external persons, and promoting the success of the Group as a whole. The maximum aggregate number of Class A ordinary shares that may be issued for all purposes under the 2024 Plan shall be 18 million (retrospectively adjusted as approximately 0.4 million for effect of Share Consolidation).

The Company granted restricted share units (“RSUs”) under the 2024 Plan from November 2024. The RSUs were granted to eligible managements, employees and external consultants.

Restricted shares for share-based payment

As one-off compensation for the consulting service provided by PX SPAC CAPITAL INC (“PX SPAC”) for the Company’s financing activities, the Company granted 1,000,000 and 1,400,000 Class A ordinary shares (retrospectively adjusted as 20,000 and 28,000 Class A ordinary shares for effect of Share Consolidation) to PX SPAC on December 12, 2024 and February 25, 2025, respectively. 1,700,000 Class A ordinary shares (retrospectively adjusted as 34,000 Class A ordinary shares for effect of Share Consolidation) have been vested when granted, and 700,000 Class A ordinary shares (retrospectively adjusted as 14,000 Class A ordinary shares for effect of Share Consolidation) were unvested because PX SPAC did not completely fulfill the agreed financing target as of September 30, 2025.

Share-based compensation expenses were allocated to operating expenses as follows:

	For the years ended September 30,
	2023	2024	2025
General and administrative expenses	$-	$-	$8,108
Selling and marketing expenses	-	-	827
Research and development expenses	-	-	466
Total share-based compensation expenses	$-	$-	$9,401

As of September 30, 2025, the unrecognized compensation cost was US$811.

The following table summarized the Group’s restricted share unit activities during the year ended September 30, 2025. All shares were retrospectively adjusted for effect of Share Consolidation.

	Number of RSUs	Weighted Average Grant Date Fair Value
Unvested as of October 1, 2024	-	$-
Granted	425,222	34.30
Vested	(321,008)	29.01
Forfeited	(77,703)	52.85
Unvested as of September 30, 2025	26,511	$44.04